Dec. 31, 2021
Principal Funds Inc | Blue Chip Fund
Blue Chip
Principal Funds Inc | Bond Market Index Fund
Bond Market Index
Principal Funds Inc | Capital Securities Fund
Capital Securities
Principal Funds Inc | Diversified Real Asset Fund
SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Principal Investment Strategies
In the Principal Investment Strategies section, under Infrastructure, delete the last sentence in the paragraph.
Principal Risks
In the Principal Risks section, delete the Master Limited Partnership (“MLP”) Risk.
Principal Funds, Inc.
Supplement dated July 29, 2022
to the Prospectus dated December 31, 2021
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Edge MidCap Fund
Edge MidCap
Principal Funds Inc | Global Multi-Strategy Fund
Global Multi-Strategy
Principal Funds Inc | International Equity Index Fund
International Equity Index
Principal Funds Inc | International Small Company Fund
International Small Company
Principal Funds Inc | Opportunistic Municipal Fund
Opportunistic Municipal
Principal Funds Inc | Origin Emerging Markets Fund
Origin Emerging Markets
Principal Funds Inc | Small-MidCap Dividend Income Fund
Small-MidCap Dividend Income
Principal Funds Inc | Small-MidCap Growth Fund
Small-MidCap Growth
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund
Spectrum Preferred and Capital Securities Income